16. Intangible assets (Details Narrative)	12 Months Ended
Dec. 31, 2020
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	5 years
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	10 years
Exito [member]
Disclosure of detailed information about intangible assets [line items]
Description of discount and growth rate	Discount rate applied to cash flow projections is 6.5% (and cash flows exceeding the three-year period are extrapolated using a growth rate of 3%) in Colombia. The discount rate applied to cash flow projections is 9.4% (and cash flows exceeding the three-year period are extrapolated using a growth rate of 6.3%) in Uruguay. The discount rate applied to cash flow projections is 58.1% for 2021, 47.9% for 2022, 38.9% for 2023, 33.5% para 2024, 30.2% for 2025, 27.8% for 2026, 26.4% for 2027, 25.3% for 2028, 22.1% for 2029 and 19.6% for 2030 onwards and growth rate is 5.0% in Argentina. Based on this analysis no impairment charges were recorded.
Software [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rate	10.82%
Description of discount and growth rate	The discount rate used on cash flow projections was 7.9% (8.4% in 2019), and the cash flows exceeding the three-year period are extrapolated using a 4.6% growth rate (4.8% on December 31, 2019).
Description of sensitivity analysis	Sensitivity analysis was made for a 0.5 percentage points increase / decrease in the discount rate and growth rate.